Consolidated Balance Sheets ¥ in Millions, $ in Millions		Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets
Cash and cash equivalents		¥ 71,892	$ 10,126	¥ 78,861
Restricted cash		7,506	1,057	6,254
Short-term investments		118,254	16,656	141,095
Accounts receivable, net		20,302	2,859	20,576
Advance to suppliers		2,753	388	3,838
Inventories, net		68,058	9,586	77,949
Prepayments and other current assets		15,639	2,202	15,156
Assets held for sale		1,292	182	1,203
Total current assets		307,810	43,354	351,074
Non-current assets
Property, equipment and software, net		70,035	9,864	55,080
Construction in progress		9,920	1,397	11,161
Intangible assets, net		6,935	977	9,139
Land use rights, net		39,563	5,572	33,848
Operating lease right-of-use assets		20,863	2,938	22,267
Goodwill		19,980	2,814	23,123
Investment in equity investees		56,746	7,993	57,641
Marketable securities and other investments		80,840	11,386	14,360
Deferred tax assets		1,744	246	1,536
Other non-current assets		14,522	2,045	16,021
Total non-current assets		321,148	45,232	244,176
Total assets		628,958	88,586	595,250
Current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB27,450 million and RMB27,923 million as of December 31, 2022 and 2023, respectively. Note 1)
Short-term debts		5,034	709	12,146
Accounts payable		166,167	23,404	160,607
Advance from customers		31,625	4,454	33,713
Deferred revenues (including amounts in relation to traffic support, marketing and promotion services to be provided to related parties of RMB431 million and RMB182 million as of December 31, 2022 and 2023, respectively)		2,097	295	3,351
Taxes payable		7,313	1,030	5,926
Accrued expenses and other current liabilities		43,533	6,132	42,570
Operating lease liabilities		7,755	1,092	7,688
Liabilities held for sale		506	71	72
Total current liabilities		265,650	37,415	266,561
Non-current liabilities
Deferred revenues (including amounts in relation to traffic support, marketing and promotion services to be provided to related parties of RMB179 million and nil as of December 31, 2022 and 2023, respectively)		964	136	1,107
Unsecured senior notes		10,411	1,466	10,224
Deferred tax liabilities		9,267	1,305	6,511
Long-term borrowings		31,555	4,444	20,009
Operating lease liabilities		13,676	1,926	14,978
Other non-current liabilities		1,055	150	1,737
Total non-current liabilities		66,928	9,427	54,566
Total liabilities		332,578	46,842	321,127
Commitments and contingencies
MEZZANINE EQUITY		614	86	590
JD.com, Inc. shareholders' equity
Ordinary shares (US$0.00002 par value; 100,000,000,000 shares authorized; 2,793,298,344 Class A ordinary shares issued and 2,756,458,772 outstanding, 386,374,723 Class B ordinary shares issued and 379,220,475 outstanding as of December 31, 2022; 2,860,222,213 Class A ordinary shares issued and 2,820,978,543 outstanding, 323,212,124 Class B ordinary shares issued and 316,685,372 outstanding as of December 31, 2023.)	[1]
Additional paid-in capital		184,204	25,945	184,041
Statutory reserves		6,109	860	3,473
Treasury stock		(3,409)	(480)	(2,493)
Retained earnings		44,051	6,205	29,304
Accumulated other comprehensive income/(loss)		903	127	(959)
Total JD.com, Inc. shareholders' equity		231,858	32,657	213,366
Non-controlling interests		63,908	9,001	60,167
Total shareholders' equity		295,766	41,658	273,533
Total liabilities, mezzanine equity and shareholders' equity		628,958	88,586	595,250
Related Party [Member]
Current assets
Amount due from related parties		2,114	298	6,142
Current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB27,450 million and RMB27,923 million as of December 31, 2022 and 2023, respectively. Note 1)
Amount due to related parties		¥ 1,620	$ 228	¥ 488

[1]	Absolute amount is less than RMB1 million.